Capital Lease Obligation	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease Obligation
Capital Lease Obligation
In 2018, we sold our wholly owned subsidiary, Midcon Compression, L.L.C., to a third party and subsequently leased back some natural gas compressors for 38 months. The aggregate undiscounted minimum future lease payments are presented below:

December 31, 2018
($ in millions)
2019	$10
2020	10
2021	10
Total minimum lease payments	30
Less imputed interest	(3)
Present value of minimum lease payments	27
Less current maturities	(10)
Present value of minimum lease payment, less current maturities	$17